Subsequent Events (Details Narrative) (10Q) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	May 13, 2016	Jul. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Number of common stock shares issued	200,000
Proceeds from issuance of common stock			$ 46,801		$ 1,361,523
Subsequent Event [Member] | Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Additional common stock purchased		$ 10,000,000
Number of common stock shares issued		200,000
Proceeds from issuance of common stock		$ 41,280